Fees Summary	Dec. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,270,000
Previously Paid Amount	0.00
Total Fee Amount	3,075.49
Total Offset Amount	0.00
Net Fee	3,075.49
Narrative - Max Aggregate Offering Price	$ 22,270,000
Final Prospectus	true